Summary of Significant Accounting Policies - Assets and liabilities measured and recognized at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative liability	$ (202,193)	$ (82,138)	$ (168,930)
Total	(202,193)	(82,138)	(168,930)
Level 1
Derivative liability
Total
Level 2
Derivative liability	(292,320)	(237,061)	(286,669)
Total	(292,320)	(237,061)	(286,669)
Level 3
Derivative liability
Total